Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Total	Share capital	Share premium	Capital redemption reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger reserve	Retained earnings/ (accumulated losses)
Beginning of period at Dec. 31, 2022		£ 478,878	£ 61	£ 364,603	£ 3	£ 1,824	£ 35,267	£ (199)	£ 54,213	£ 23,106
Loss for the period		(104,828)								(104,828)
Foreign exchange gain (loss) on translation of subsidiaries		(1,135)				(1,135)
Total comprehensive loss for the period		(105,963)				(1,135)				(104,828)
Share-based payment charge		20,150					20,150
Exercise of share-based payment awards		(93)	1	26			(9,328)			9,208
End of period at Sep. 30, 2023		392,972	62	364,629	3	689	46,089	(199)	54,213	(72,514)
Beginning of period at Jun. 30, 2023		417,272	62	364,618	3	143	44,864	(199)	54,213	(46,432)
Loss for the period		(31,214)								(31,214)
Foreign exchange gain (loss) on translation of subsidiaries		546				546
Total comprehensive loss for the period		(30,668)				546				(31,214)
Share-based payment charge		6,357					6,357
Exercise of share-based payment awards		11		11			(5,132)			5,132
End of period at Sep. 30, 2023		392,972	62	364,629	3	689	46,089	(199)	54,213	(72,514)
Beginning of period at Dec. 31, 2023		355,726	63	364,639	3	492	46,984	(199)	54,213	(110,469)
Loss for the period		(109,378)								(109,378)
Re-classification of fair value reserve on disposal of investment		0						199		(199)
Foreign exchange gain (loss) on translation of subsidiaries		(2,220)				(2,220)
Total comprehensive loss for the period		(111,598)				(2,220)		199		(109,577)
Share-based payment charge		3,961					3,961
Issue of shares in relation to IP purchase		7,579	1	7,578
Exercise of share-based payment awards	[1]	(249)	1	55			(17,654)			17,349
End of period at Sep. 30, 2024		255,419	65	372,272	3	(1,728)	33,291	0	54,213	(202,697)
Beginning of period at Jun. 30, 2024		296,035	64	364,658	3	(672)	35,975	(199)	54,213	(158,007)
Loss for the period		(52,133)								(52,133)
Re-classification of fair value reserve on disposal of investment		0						199		(199)
Foreign exchange gain (loss) on translation of subsidiaries		(1,056)				(1,056)
Total comprehensive loss for the period		(53,189)				(1,056)		199		(52,332)
Share-based payment charge		5,041					5,041
Issue of shares in relation to IP purchase		7,579	1	7,578
Exercise of share-based payment awards		(47)		36			(7,725)			7,642
End of period at Sep. 30, 2024		£ 255,419	£ 65	£ 372,272	£ 3	£ (1,728)	£ 33,291	£ 0	£ 54,213	£ (202,697)

[1]	includes amounts transferred from the share-based payment reserve to accumulated losses relating to vested share options that were forfeited during the period, see note 21.